Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 09, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Cash (in Dollars)		$ 25,219			$ 25,219		$ 120,785
Working capital deficit (in Dollars)		$ 4,707,993			4,707,993
Working capital loan (in Dollars)					$ 1.5
Effective tax rate percentage		64.40%	0.00%		64.40%	0.00%
Statutory tax rate percentage		21.00%				21.00%	21.00%
Units (in Dollars per share)		$ 1.5			$ 1.5
Generating gross proceeds	$ 258,750,000
Sale of stock price per share (in Dollars per share)	$ 10						$ 10
Generating gross proceeds						$ 6,925,000	$ 6,925,000
Cash used in operating activities							1,126,564
Net loss							2,619,935
Change in warrant liability							598,718
Marketable securities held in trust account							104,868
Unrealized loss on marketable securities held in in Trust Account							33,626
Offering costs							6,835
Changes in operating assets and liabilities							959,060
Cash		$ 25,219	$ 369,004		$ 25,219	$ 369,004	120,785
Convertible into warrant							$ 1,500,000
Convertible into warrant price per share (in Dollars per share)							$ 1.5
Federal depository insurance coverage							$ 250,000
Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Units (in Shares)	25,875,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Units (in Shares)	3,375,000
Units (in Dollars per share)	$ 10
Sale of stock (in Shares)							3,375,000
Sale of stock price per share (in Dollars per share)							$ 10
Private Placement Warrants Member
Summary of Significant Accounting Policies [Line Items]
Sale of stock (in Shares)	4,616,667			4,616,667
Sale of stock price per share (in Dollars per share)	$ 1.5
Generating gross proceeds	$ 6,925,000
US Treasury Securities [Member]
Summary of Significant Accounting Policies [Line Items]
Marketable securities held in Trust Account							$ 258,821,242
Interest income							$ 104,868